UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended          December 31, 2004

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          The Adams Express Company
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-597


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD             January 20, 2005

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      84

 Form 13F Information Table Value Total:      $    1,257,032
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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        COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5    COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER       TITLE OF CLASS   CUSIP  VALUE IN SHARES/PRN                  OTHER   VOTING AUTHORITY
                                                   000's    AMOUNT                    MANAGERS
                                                                     SH/  PUT/INVSTM           SOLE SHAREDNONE
                                                                     PRN  CALLDISCRETN
                                                                                              >C>
    3M COMPANY                 COM      88579Y101 13,131     160,000  SH       SOLE          160,000
    ABBOTT LABS                COM      002824100 16,327     350,000  SH       SOLE          350,000
    AIR PRODUCTS & CHEMICALS   COM      009158106 14,492     250,000  SH       SOLE          250,000
    ALLTEL CORP.               COM      020039103 20,566     350,000  SH       SOLE          350,000
    AMBAC FINANCIAL GROUP      COM      023139108 31,209     380,000  SH       SOLE          380,000
    AMERICAN INT'L GROUP INC   COM      026874107 48,509     738,675  SH       SOLE          738,675
    AQUA AMERICA, INC.         COM      03836W103 22,131     900,000  SH       SOLE          900,000
    AVAYA INC.                 COM      053499109 10,320     600,000  SH       SOLE          600,000
    BANK OF AMERICA            COM      060505104 20,676     440,000  SH       SOLE          440,000
    BEA SYSTEMS INC.           COM      073325102  7,088     800,000  SH       SOLE          800,000
    BELLSOUTH CORP             COM      079860102  5,558     200,000  SH       SOLE          200,000
    BJ WHOLESALE CLUB          COM      05548J106 14,565     500,000  SH       SOLE          500,000
    BLACK HILLS CORP           COM      092113109  7,516     245,000  SH       SOLE          245,000
    BMC SOFTWARE               COM      055921100  1,302      70,000  SH       SOLE           70,000
    BP P.L.C.             SPONSORED ADR 055622104 15,768     270,000  SH       SOLE          270,000
    BRINKER INTL INC           COM      109641100 14,028     400,000  SH       SOLE          400,000
    BRISTOL MYERS SQUIBB       COM      110122108  8,839     345,000  SH       SOLE          345,000
    CANADIAN NATIONAL RAILWA   COM      136375102 15,619     255,000  SH       SOLE          255,000
    CINERGY CORP               COM      172474108 12,489     300,000  SH       SOLE          300,000
    CISCO SYSTEMS              COM      17275R102 23,160    1,200,000 SH       SOLE         1,200,000
    CLEAR CHANNEL COMMUNICAT   COM      184502102 10,047     300,000  SH       SOLE          300,000
    COMPASS BANKSHARES INC.    COM      20449H109 14,601     300,000  SH       SOLE          300,000
    CONOCOPHILLIPS             COM      20825C104 17,366     200,000  SH       SOLE          200,000
    CORNING INC                COM      219350105 13,771    1,170,000 SH       SOLE         1,170,000
    CREE INC.                  COM      225447101 20,040     500,000  SH       SOLE          500,000
    DEAN FOODS                 COM      242370104 16,692     506,600  SH       SOLE          506,600
    DELL INC.                  COM      24702R101 16,856     400,000  SH       SOLE          400,000
    DIAMONDCLUSTER INTERNATI   COM      25278P106  7,129     497,500  SH       SOLE          497,500
    DONNELLEY R R & SONS CO.   COM      257867101 10,587     300,000  SH       SOLE          300,000
    DUKE ENERGY CORP.          COM      264399106 15,491     611,560  SH       SOLE          611,560
    DUPONT EI DE NEMOURS       COM      263534109 19,620     400,000  SH       SOLE          400,000
    EMERSON ELECTRIC           COM      291011104 14,020     200,000  SH       SOLE          200,000
    ENZON PHARMACEUTICALS IN   COM      293904108   920       67,088  SH       SOLE           67,088
    EXXON MOBIL CORP.          COM      30231G102  6,664     130,000  SH       SOLE          130,000
    FIFTH THIRD BANC           COM      316773100  9,456     200,000  SH       SOLE          200,000
    GANNETT INC.               COM      364730101  7,149      87,500  SH       SOLE           87,500
    GENENTECH, INC             COM      368710406 13,610     250,000  SH       SOLE          250,000
    GENERAL ELECTRIC CO.       COM      369604103 54,301    1,487,700 SH       SOLE         1,487,700
    HCA INC.                   COM      404119109 17,982     450,000  SH       SOLE          450,000
    ILLINOIS TOOL WORKS        COM      452308109 11,585     125,000  SH       SOLE          125,000
    INTEL CORP                 COM      458140100  7,251     310,000  SH       SOLE          310,000
    INVESTORS FINANCIAL SERV   COM      461915100 19,992     400,000  SH       SOLE          400,000
    JOHNSON & JOHNSON          COM      478160104 16,806     265,000  SH       SOLE          265,000
    KEYSPAN CORP.              COM      49337W100 13,259     336,100  SH       SOLE          336,100
    LAB CORP. OF AMERICA       COM      50540R409 12,455     250,000  SH       SOLE          250,000
    LUCENT TECHNOLOGIES        COM      549463107 10,603    2,820,000 SH       SOLE         2,820,000
    MARTIN MARIETTA MATERIAL   COM      573284106  7,169     133,600  SH       SOLE          133,600
    MATTEL INC                 COM      577081102 11,207     575,000  SH       SOLE          575,000
    MDU RESOURCES GROUP, INC   COM      552690109 15,341     575,000  SH       SOLE          575,000
    MEDIMMUNE INC.             COM      584699102  6,100     225,000  SH       SOLE          225,000
    MEDTRONIC INC.             COM      585055106 15,398     310,000  SH       SOLE          310,000
    MICROSOFT CORP             COM      594918104 21,368     800,000  SH       SOLE          800,000
    MURPHY OIL CORP.           COM      626717102 12,494     155,300  SH       SOLE          155,300
    NEWELL RUBBERMAID INC.     COM      651229106 12,458     515,000  SH       SOLE          515,000
    NORTHFORK BANKCORP         COM      659424105 12,983     450,000  SH       SOLE          450,000
    ORACLE CORP                COM      68389X105 12,074     880,000  SH       SOLE          880,000
    PARKER-HANNIFIN            COM      701094104  4,165      55,000  SH       SOLE           55,000
    PEPSI CO. INC.             COM      713448108 22,968     440,000  SH       SOLE          440,000
    PETROLEUM & RESOURCES CO   COM      716549100 51,199    1,985,996 SH       SOLE         1,985,996
    PFIZER INC                 COM      717081103 30,117    1,120,000 SH       SOLE         1,120,000
    PROCTER & GAMBLE COMPANY   COM      742718109 18,727     340,000  SH       SOLE          340,000
    PROVIDENT BANKSHARES COR   COM      743859100 12,185     335,021  SH       SOLE          335,021
    ROHM & HAAS CO.            COM      775371107 17,692     400,000  SH       SOLE          400,000
    RYLAND GROUP INC.          COM      783764103 12,659     220,000  SH       SOLE          220,000
    SAFEWAY, INC               COM      786514208  8,350     423,000  SH       SOLE          423,000
    SAPIENT CORP               COM      803062108  9,096    1,150,000 SH       SOLE         1,150,000
    SBC COMMUNICATIONS         COM      78387G103 15,333     595,000  SH       SOLE          595,000
    SCHLUMBERGER LTD           COM      806857108 12,721     190,000  SH       SOLE          190,000
    SIEBEL SYSTEMS INC.        COM      826170102  8,400     800,000  SH       SOLE          800,000
    SMURFIT-STONE CONTAINER    COM      832727101 12,142     650,000  SH       SOLE          650,000
    SOLECTRON CORP             COM      834182107  9,860    1,850,000 SH       SOLE         1,850,000
    SUN MICROSYSTEMS INC.      COM      866810104  2,771     515,000  SH       SOLE          515,000
    SYMANTEC CORP.             COM      871503108 10,304     400,000  SH       SOLE          400,000
    TARGET CORP.               COM      87612E106 23,888     460,000  SH       SOLE          460,000
    THE COCA-COLA CO.          COM      191216100  8,326     200,000  SH       SOLE          200,000
    UNILEVER PLC ADR       SPON ADR NEW 904767704 13,634     345,000  SH       SOLE          345,000
    UNITED PARCEL SERVICES,  COM CL B   911312106  6,837      80,000  SH       SOLE           80,000
    UNITED TECHNOLOGIES        COM      913017109 20,670     200,000  SH       SOLE          200,000
    VODAFONE GROUP PLC    SPONSORED ADR 92857W100 13,488     492,613  SH       SOLE          492,613
    WACHOVIA CORP. NEW         COM      929903102 19,462     370,000  SH       SOLE          370,000
    WELLS FARGO COMPANY        COM      949746101 24,860     400,000  SH       SOLE          400,000
    WILMINGTON TRUST CORP.     COM      971807102 15,183     420,000  SH       SOLE          420,000
    WYETH COMPANY              COM      983024100 13,842     325,000  SH       SOLE          325,000
    ZIMMER HLDGS INC.          COM      98956P102 10,015     125,000  SH       SOLE          125,000
                                                 1,257,032
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